UNAUDITED INTERIM CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Current assets:
Cash and cash equivalents	$ 117,792,694	$ 90,431,392
Short-term investments, net		40,051,450
Accounts receivable, net	2,193,224	1,645,518
Prepayments and other current assets, net	226,172,562	26,966,209
Receivable for bitcoin collateral, net	416,733,018	84,536,567
Current assets of discontinued operations		230,113,402
Total current assets	762,891,498	473,744,538
Non-current assets:
Mining machines, net	357,168,857	242,806,713
Property and equipment, net		65,460
Deferred tax assets	2,269,174
Operating lease right-of-use assets, net		184,381
Other non-current assets, net		44,621,402
Non-current assets of discontinued operations		56,357,205
Total non-current assets	359,438,031	344,035,161
TOTAL ASSETS	1,122,329,529	817,779,699
Current liabilities:
Short-term debts	225,204,003	17,067,978
Accrued expenses and other current liabilities	163,766,397	170,990,519
Income tax payable	82,373,495	48,609,811
Short-term lease liabilities		180,236
Current liabilities of discontinued operations		20,517,367
Total current liabilities	471,343,895	257,365,911
Non-current liabilities:
Deferred tax liability	1	1
Non-current liabilities of discontinued operations		6,546,889
Total non-current liabilities	1	6,546,890
Total liabilities	471,343,896	263,912,801
Shareholders' equity
Ordinary shares	44,171	29,504
Treasury shares	(110,455,719)	(111,567,030)
Additional paid-in capital	1,142,549,553	728,564,614
Accumulated other comprehensive loss		(49,574,973)
Accumulated deficit	(381,152,372)	(13,585,217)
Total Cango Inc.'s equity	650,985,633	553,866,898
Total shareholders' equity	650,985,633	553,866,898
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 1,122,329,529	$ 817,779,699